Discontinued Operations	12 Months Ended
Dec. 31, 2015
Discontinued Operations
Note 2	Discontinued Operations

In accordance with GAAP, the Company determined its Japan-based businesses became discontinued operations in the first quarter of 2014.

The Company sold all of its stock of GP Network Corporation (GP Net) (representing 54% ownership of the company) and all of its stock of TSYS Japan Godo Kaisha (TSYS Japan) (representing 100% ownership of the company) in April 2014. Both entities were part of the International Services segment. The sale of the Company’s stock in both of its operations in Japan was the result of management’s decision during the first quarter of 2014 to divest non-strategic businesses and focus resources on core products and services. In 2014, the Company had a gain of $48.6 million, net of tax, related to the sales of its operations in Japan. In 2015, the Company recorded an additional gain of $1.4 million, net of tax, related to the return of cash that was placed in escrow during closing and tax adjustments associated with the transaction.

GP Net and TSYS Japan were not significant components of TSYS’ consolidated results.

The following table presents the main classes of assets and liabilities held for sale as of December 31, 2014:

(in thousands)	2014
Total assets	$4,003
Total liabilities	4,003

The following table presents the summarized results of discontinued operations for the years ended December 31, 2015, 2014 and 2013:

(in thousands)	2015	2014	2013
Total revenues	$—	$16,376	68,048

Income before taxes	$—	$1	3,443

Income tax (benefit) expense	$—	$(39)	1,388

Income from operating activities of discontinued operations, net of tax	$—	$40	2,055

Gain on dispositions, net of tax	$1,411	$48,615	—

Income from discontinued operations, net of tax	$1,411	$48,655	2,055

Income from discontinued operations, net of tax, attributable to noncontrolling interest	$—	$999	4,198

Income (loss) from discontinued operations, net of tax, attributable to TSYS common shareholders	$1,411	$47,656	(2,143)

Interest allocated to discontinued operations[1]	$—	$—	281

1	Interest expense relates to borrowings directly for use by Japan-based operations.